Share-based compensation - SOP III Awards Nonvested (Details) - SOP III	12 Months Ended
Mar. 31, 2018 $ / shares shares
RSUs
Quantity
Non-vested at the beginning of the period (in shares) | shares	474,220
Granted during the period (in shares) | shares	160,699
Vested during the period | shares	(322,942)
Forfeited during the period (in shares) | shares	(71,339)
Non-vested at the end of the period (in shares) | shares	240,638
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 41.35
Granted (in dollars per share) | $ / shares	57.36
Vested during the period (in dollars per share) | $ / shares	47.53
Forfeited during the period (in dollars per share) | $ / shares	44.05
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 42.96
SARs
Quantity
Non-vested at the beginning of the period (in shares) | shares	254,019
Granted during the period (in shares) | shares	0
Vested during the period | shares	(93,288)
Forfeited during the period (in shares) | shares	(85,273)
Non-vested at the end of the period (in shares) | shares	75,458
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 5.53
Granted (in dollars per share) | $ / shares	0.00
Vested during the period (in dollars per share) | $ / shares	5.30
Forfeited during the period (in dollars per share) | $ / shares	6.25
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 5.01
PSAs
Quantity
Non-vested at the beginning of the period (in shares) | shares	757,558
Granted during the period (in shares) | shares	48,733
Vested during the period | shares	(308,886)
Forfeited during the period (in shares) | shares	(61,391)
Non-vested at the end of the period (in shares) | shares	436,014
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 5.80
Granted (in dollars per share) | $ / shares	22.00
Vested during the period (in dollars per share) | $ / shares	6.42
Forfeited during the period (in dollars per share) | $ / shares	5.16
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 7.26